Significant Accounting Policies - Schedule of Reconciliation of total operating lease commitments to lease liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Aug. 01, 2019
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Less: Variable components of operating leases	$ (3,769)
Total lease liabilities	$ 29,116	$ 0	$ 21,360
IFRS 16 Leases
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total operating leases commitments		101,741
Less: Variable components of operating leases		(49,330)
Less: Low value and/or short-term lease		(88)
Operating lease liability before discounting		52,323
Adjustment to reflect discounting of operating lease commitments at August 1, 2019, using the incremental borrowing rate		$ (30,963)
Total lease liabilities			$ 21,360